Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ 0	$ 449
Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	4,158
Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	(3,709)
Forward freight agreements | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	(10)
Interest Rate Swap Agreements | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	953
Interest Rate Swap Agreements | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	(3,709)
Interest Rate Swap Agreements | realized gain (loss) on Derivative Instrument Termintation
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ 0	$ 3,215